Form N-1A Cover	May 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2026
Prospectus Date	May 05, 2026